Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Schedule of Share Capital Outstanding

	Class A	Class A	Class A	Class B
	Authorized registered shares	Shares held by On in treasury	Outstanding shares	Authorized and outstanding registered shares

Shares issued and outstanding as of January 1, 2023	299,998,125	(18,021,738)	281,976,387	345,437,500

Sale of treasury shares related to share-based compensation	—	2,273,239	2,273,239	—
Purchase of treasury shares	—	(34,349)	(34,349)	—
Shares issued and outstanding as of December 31, 2023	299,998,125	(15,782,848)	284,215,277	345,437,500

Shares issued and outstanding as of January 1, 2024	299,998,125	(15,782,848)	284,215,277	345,437,500

Capital increase from conditional capital(1)	2,457,539		2,457,539
Sale of treasury shares related to share-based compensation		2,633,847	2,633,847	—
Purchase of treasury shares	—	(10,320)	(10,320)	—
Shares issued and outstanding as of December 31, 2024	302,455,664	(13,159,321)	289,296,343	345,437,500
(1) On November 12, 2024, we amended and restated our memorandum and articles of association to increase the number of authorized Class A ordinary shares.